STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of SAFE and warrant liabilities				$ 427,000	$ 699,000		$ 563,000
Changes in operating assets and liabilities:
Net cash used in operating activities				(71,336,000)	(26,718,000)		(42,591,000)
Cash Flows From Investing Activities:
Net cash used in investing activities				(6,530,000)	(4,201,000)		(5,747,000)
Cash Flows From Financing Activities:
Proceeds received from private placement							30,000,000
Net cash provided by financing activities				23,000	85,959,000		116,015,000
Cash, cash equivalents and restricted cash at beginning of period				128,732,000	60,909,000		60,909,000
Cash, cash equivalents and restricted cash at end of period	$ 51,034,000	$ 115,700,000	$ 115,700,000	51,034,000	115,700,000	$ 128,732,000	128,732,000
AMCI ACQUISITION CORP. II
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss			467,528	1,056,085		46,738
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B common stock			1,000			1,000
(Gain) loss on change in fair value of SAFE and warrant liabilities	(1,426,720)	(1,382,900)	(1,382,900)	(4,066,720)		(1,905,000)
Offering costs allocated to derivative warrant liabilities		476,450	476,450			476,450
Income from investments held in the trust account	(733,042)	(2,178)	(2,178)	(972,453)		(6,015)
Changes in operating assets and liabilities:
Prepaid expenses			49,173	244,534		155,454
Accounts payable			3,000	1,602,381		85,534
Due to related party						49,723
Cash deposited in Trust Account			(150,000,000)
Accrued expenses			138,034	1,127,030		199,733
Capital base tax payable				133,578		198,129
Franchise tax payable			134,845	(38,598)		188,237
Net cash used in operating activities			(95,325)	(345,097)		(510,017)
Cash Flows From Investing Activities:
Investment income released from Trust Account				9,000		(150,000,000)
Net cash used in investing activities			(150,000,000)	9,000		(150,000,000)
Cash Flows From Financing Activities:
Proceeds from note payable to related party			1,000			1,000
Proceeds received from initial public offering, gross			150,000,000			150,000,000
Proceeds received from private placement			852,416			852,416
Net cash provided by financing activities			150,853,416			150,853,416
Net (decrease) increase in cash, cash equivalents and restricted cash			758,091	(336,097)		343,399
Cash, cash equivalents and restricted cash at beginning of period			0	343,399		0
Cash, cash equivalents and restricted cash at end of period	$ 7,302	$ 758,091	758,091	$ 7,302	$ 758,091	343,399	$ 343,399
Supplemental disclosure of noncash activities:
Offering costs included in notes payable			1,968,784
Offering costs included in accrued expenses			30,000			30,000
Offering costs paid by Sponsor in exchange for issuance of Class B common stock			24,000			24,000
Offering costs included in notes payable						1,968,784
Prepaid expenses paid by related party under note payable and advances			677,800			677,800
Repayment of note payable and advances by Sponsor in exchange for issuance of private placement warrants			2,647,584			2,647,584
Deferred underwriting commissions in connection with the initial public offering			5,250,000			5,250,000
Value of Class B common stock transferred to Anchor Investors at initial public offering			$ 6,509,758			$ 6,509,758